Consolidated Statements of Shareholders' Equity - EUR (€) € in Millions		Total	Issued and Outstanding Shares [Member]		Share Premium [Member]	Treasury Shares at Cost [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]
Beginning Balance, shares at Dec. 31, 2014	[1]		432,900,000
Beginning Balance at Dec. 31, 2014		€ 7,512.5	€ 39.4		€ 3,002.0	€ (389.4)	€ 4,648.5	€ 212.0	[2]
Components of comprehensive income:
Net income		1,387.2					1,387.2
Proportionate share of OCI from equity method investments		0.0
Foreign currency translation and effective portion of hedges on net investments		272.5						272.5	[2]
Gain (loss) on financial instruments, net of taxes		(12.1)						(12.1)	[2]
Total comprehensive income, attributable to equity holders		1,647.6					1,387.2	260.4	[2]
CCIP:
Fair value differences	[3]	17.9			17.9
Purchase of treasury shares, shares	[1]		(6,300,000)
Purchase of treasury shares		(564.9)	€ (0.3)			(564.6)
Cancellation of treasury shares		0.0	€ (0.5)			389.3	(388.8)
Share-based payments		59.0			59.0
Issuance of shares, shares	[1]		1,400,000
Issuance of shares		15.4	€ 0.2		(12.3)	87.8	(60.3)
Dividend paid		(302.3)					(302.3)
Tax benefit from share-based payments		€ 3.6			3.6
Ending Balance, shares at Dec. 31, 2015		427,986,682	428,000,000	[1]
Ending Balance at Dec. 31, 2015		€ 8,388.8	€ 38.8		3,070.2	(476.9)	5,284.3	472.4	[2]
Components of comprehensive income:
Net income		1,471.9					1,471.9
Proportionate share of OCI from equity method investments		0.0
Foreign currency translation and effective portion of hedges on net investments		120.4						120.4	[2]
Gain (loss) on financial instruments, net of taxes		8.4						8.4	[2]
Total comprehensive income, attributable to equity holders		1,600.7					1,471.9	128.8	[2]
CCIP:
Fair value differences	[3]	27.9			27.9
Purchase of treasury shares, shares	[1]		(4,800,000)
Purchase of treasury shares		(400.0)	€ 0.0			(400.0)
Cancellation of treasury shares		0.0	€ 0.0			0.0	0.0
Share-based payments	[4]	49.2			49.2
Issuance of shares, shares	[1],[5]		6,700,000
Issuance of shares	[5]	598.8	€ 0.6		545.3	80.7	(27.8)
Dividend paid		(445.9)					(445.9)
Tax benefit from share-based payments		€ 0.9			0.9
Ending Balance, shares at Dec. 31, 2016		429,941,232	429,900,000	[1]
Ending Balance at Dec. 31, 2016		€ 9,820.4	€ 39.4		3,693.5	(796.2)	6,282.5	601.2	[2]
Components of comprehensive income:
Net income		2,118.5
Proportionate share of OCI from equity method investments		(1.0)						(1.0)
Foreign currency translation and effective portion of hedges on net investments		(329.0)						(329.0)	[2]
Gain (loss) on financial instruments, net of taxes		(19.7)						(19.7)	[2]
Total comprehensive income, attributable to equity holders		1,768.8					2,118.5	(349.7)	[2]
CCIP:
Fair value differences	[3]	28.6			28.6
Purchase of treasury shares, shares	[1]		(3,500,000)
Purchase of treasury shares		(500.0)	€ 0.0			(500.0)
Cancellation of treasury shares		0.0	€ (0.7)			650.0	(649.3)
Share-based payments		53.1			53.1
Issuance of shares, shares	[1]		1,000,000
Issuance of shares		22.0	€ 0.1		(42.7)	88.3	(23.7)
Dividend paid		(516.7)					(516.7)
Ending Balance, shares at Dec. 31, 2017	[1]		427,400,000
Ending Balance at Dec. 31, 2017		€ 10,676.2	€ 38.8		€ 3,732.5	€ (557.9)	€ 7,211.3	€ 251.5	[2]

[1]	As of December 31, 2017, the number of issued shares was 431,464,705. This includes the number of issued and outstanding shares of 427,393,592 and the number of treasury shares of 4,071,113. As of December 31, 2016, the number of issued shares was 439,199,514. This includes the number of issued and outstanding shares of 429,941,232 and the number of treasury shares of 9,258,282. As of December 31, 2015, the number of issued shares was 433,332,573. This includes the number of issued and outstanding shares of 427,986,682 and the number of treasury shares of 5,345,891.
[2]	As of December 31, 2017, accumulated OCI, net of taxes, consists of EUR 1.0 million loss relating to our proportionate share of other comprehensive income from equity method investments (2016: no amount; 2015: no amount), EUR 264.1 million relating to foreign currency translation gain (2016: EUR 593.1 million gain; 2015: EUR 472.7 million gain) and EUR 11.6 million relating to unrealized losses on financial instruments (2016: EUR 8.1 million gain; 2015: EUR 0.3 million losses).
[3]	In 2017, EUR 28.6 million (2016: EUR 27.9 million; 2015: EUR 17.9 million) is recognized to increase equity to the fair value of the shares issued to the Participating Customers in the CCIP. The portion of the NRE funding allocable to the shares is recognized over the NRE Funding Agreements period (2013-2017).
[4]	Share-based payments include an amount of EUR 1.5 million in relation to the fair value compensation of unvested equity awards exchanged as part of the acquisition of HMI.
[5]	Net proceeds from issuance of notes relate to the total cash proceeds of EUR 2,230.6 million (net of incurred transaction costs) from the issuance of our EUR 500 million 0.625 percent senior notes due 2022, our EUR 1,000 million 1.375 percent senior notes due 2026 and our EUR 750 million 1.625 percent senior notes due 2027.